Allowance for Losses on Loans (Tables)	12 Months Ended
Sep. 30, 2018
Receivables [Abstract]
Summary of activity in allowance for loan losses
The following tables summarize the activity in the allowance for loan losses.

Twelve Months Ended September 30, 2018	Beginning Allowance	Charge-offs	Recoveries	Provision & Transfers	Ending Allowance
	(In thousands)
Single-family residential	$36,892	$(1,142)	$757	$(3,474)	$33,033
Construction	24,556	—	—	6,761	31,317
Construction - custom	1,944	(50)	—	(52)	1,842
Land - acquisition & development	6,829	(13)	14,223	(13,061)	7,978
Land - consumer lot loans	2,649	(67)	35	(453)	2,164
Multi-family	7,862	—	—	467	8,329
Commercial real estate	11,818	(36)	189	(119)	11,852
Commercial & industrial	28,524	(3,574)	714	3,038	28,702
HELOC	855	(668)	71	523	781
Consumer	1,144	(382)	993	1,504	3,259
	$123,073	$(5,932)	$16,982	$(4,866)	$129,257

Twelve Months Ended September 30, 2017	Beginning Allowance	Charge-offs	Recoveries	Provision & Transfers	Ending Allowance
	(In thousands)
Single-family residential	$37,796	$(1,229)	$653	$(328)	$36,892
Construction	19,838	—	—	4,718	24,556
Construction - custom	1,080	(16)	—	880	1,944
Land - acquisition & development	6,023	(280)	11,038	(9,952)	6,829
Land - consumer lot loans	2,535	(17)	481	(350)	2,649
Multi-family	6,925	—	—	937	7,862
Commercial real estate	8,588	(11)	1,684	1,557	11,818
Commercial & industrial	28,008	(173)	1,833	(1,144)	28,524
HELOC	813	(90)	21	111	855
Consumer	1,888	(884)	1,297	(1,157)	1,144
	$113,494	$(2,700)	$17,007	$(4,728)	$123,073

Summary of loans collectively and individually evaluated for impairment and related allocation of reserves
The following tables show a summary of loans collectively and individually evaluated for impairment and the related general and specific reserves.

September 30, 2018	Loans Collectively Evaluated for Impairment			Loans Individually Evaluated for Impairment
	General Reserve Allocation	Recorded Investment of Loans	Ratio	Specific Reserve Allocation	Recorded Investment of Loans	Ratio
	(In thousands)			(In thousands)
Single-family residential	$33,033	$5,782,870	0.6%	$—	$21,345	—%
Construction	31,317	1,060,428	3.0	—	2,427	—
Construction - custom	1,842	289,192	0.6	—	—	—
Land - acquisition & development	7,969	122,639	6.5	9	920	1.0
Land - consumer lot loans	2,164	96,583	2.2	—	507	—
Multi-family	8,325	1,384,655	0.6	4	448	1.0
Commercial real estate	11,702	1,432,791	0.8	150	19,378	0.8
Commercial & industrial	28,348	1,126,438	2.5	354	14,437	2.5
HELOC	781	128,715	0.6	—	1,162	—
Consumer	3,259	173,181	1.9	—	56	—
	$128,740	$11,597,492	1.1%	$517	$60,680	0.9%

September 30, 2017	Loans Collectively Evaluated for Impairment			Loans Individually Evaluated for Impairment
	General Reserve Allocation	Recorded Investment of Loans	Ratio	Specific Reserve Allocation	Recorded Investment of Loans	Ratio
	(In thousands)			(In thousands)
Single-family residential	$36,892	$5,713,576	0.7%	$—	$5,552	—%
Construction	24,556	793,958	3.1	—	—	—
Construction - custom	1,944	277,495	0.7	—	105	—
Land - acquisition & development	6,828	104,767	6.5	1	89	1.0
Land - consumer lot loans	2,649	96,337	2.8	—	171	—
Multi-family	7,857	1,302,625	0.6	5	493	1.0
Commercial real estate	11,698	1,391,668	0.8	120	21,765	0.6
Commercial & industrial	28,524	1,093,210	2.6	—	81	—
HELOC	855	141,689	0.6	—	215	—
Consumer	1,144	84,887	1.4	—	82	—
	$122,947	$11,000,212	1.1%	$126	$28,553	0.4%

Summary of loans based on credit quality indicators
The following tables provide information on loans based on credit quality indicators (defined above).

September 30, 2018	Internally Assigned Grade					Total
	Pass	Special mention	Substandard	Doubtful	Loss	Gross Loans
	(In thousands)
Loan type
Single-family residential	$5,766,096	$—	$32,870	$—	$—	$5,798,966
Construction	1,886,304	1,937	2,427	—	—	1,890,668
Construction - custom	624,479	—	—	—	—	624,479
Land - acquisition & development	152,984	—	2,220	—	—	155,204
Land - consumer lot loans	101,249	—	787	—	—	102,036
Multi-family	1,378,803	1,633	4,689	—	—	1,385,125
Commercial real estate	1,421,602	7,114	23,452	—	—	1,452,168
Commercial & industrial	1,093,405	16,513	30,956	—	—	1,140,874
HELOC	130,330	—	522	—	—	130,852
Consumer	173,285	—	21	—	—	173,306
Total gross loans	$12,728,537	$27,197	$97,944	$—	$—	$12,853,678

Total grade as a % of total gross loans	99.0%	0.2%	0.8%	—%	—%

September 30, 2017	Internally Assigned Grade					Total
	Pass	Special mention	Substandard	Doubtful	Loss	Gross Loans
	(In thousands)
Loan type
Single-family residential	$5,671,229	$—	$39,775	$—	$—	$5,711,004
Construction	1,594,926	—	3,070	—	—	1,597,996
Construction - custom	602,540	—	91	—	—	602,631
Land - acquisition & development	123,028	207	1,073	—	—	124,308
Land - consumer lot loans	103,787	—	618	—	—	104,405
Multi-family	1,295,261	5,795	2,092	—	—	1,303,148
Commercial real estate	1,391,996	5,944	36,670	—	—	1,434,610
Commercial & industrial	1,054,972	14,814	23,574	—	—	1,093,360
HELOC	144,229	—	621	—	—	144,850
Consumer	84,984	—	91	—	—	85,075
Total gross loans	$12,066,952	$26,760	$107,675	$—	$—	$12,201,387

Total grade as a % of total gross loans	98.9%	0.2%	0.9%	—%	—%

Schedule of credit risk profile by payment activity
The following tables provide information on gross loans based on payment activity.

September 30, 2018	Performing Loans		Non-Performing Loans
	Amount	% of Total Gross Loans	Amount	% of Total Gross Loans
	(In thousands)		(In thousands)
Single-family residential	$5,771,323	99.5%	$27,643	0.5%
Construction	1,888,241	99.9	2,427	0.1
Construction - custom	624,479	100.0	—	—
Land - acquisition & development	154,284	99.4	920	0.6
Land - consumer lot loans	101,249	99.2	787	0.8
Multi-family	1,385,125	100.0	—	—
Commercial real estate	1,443,197	99.4	8,971	0.6
Commercial & industrial	1,126,480	98.7	14,394	1.3
HELOC	130,329	99.6	523	0.4
Consumer	173,285	100.0	21	—
	$12,797,992	99.6%	$55,686	0.4%

September 30, 2017	Performing Loans		Non-Performing Loans
	Amount	% of Total Gross Loans	Amount	% of Total Gross Loans
	(In thousands)		(In thousands)
Single-family residential	$5,683,074	99.5%	$27,930	0.5%
Construction	1,597,996	100.0	—	—
Construction - custom	602,540	99.9	91	0.1
Land - acquisition & development	124,012	99.8	296	0.2
Land - consumer lot loans	103,800	99.4	605	0.6
Multi-family	1,303,009	99.9	139	0.1
Commercial real estate	1,422,795	99.2	11,815	0.8
Commercial & industrial	1,085,278	99.3	8,082	0.7
HELOC	144,319	99.6	531	0.4
Consumer	84,984	99.9	91	0.1
	$12,151,807	99.6%	$49,580	0.4%

Summary of impaired loans based on type
The following tables provide information on impaired loans by loan category.

September 30, 2018	Recorded Investment	Unpaid Principal Balance	Related Allowance		Average Recorded Investment
	(In thousands)
Impaired loans with no related allowance recorded:
Single-family residential	$18,872	$20,050	$—		$20,097
Construction	2,698	2,818	—		1,349
Construction - custom	—	—	—		74
Land - acquisition & development	814	814	—		572
Land - consumer lot loans	311	336	—		260
Multi-family	—	—	—		70
Commercial real estate	9,425	14,035	—		11,158
Commercial & industrial	10,137	10,146	—		9,208
HELOC	410	1,170	—		450
Consumer	20	56	—		54
	42,687	49,425	—		43,292
Impaired loans with an allowance recorded:
Single-family residential	139,796	143,099	2,871		161,729
Land - acquisition & development	107	157	—		39
Land - consumer lot loans	4,916	5,290	9		6,449
Multi-family	448	448	4		471
Commercial real estate	6,254	7,733	150		10,445
Commercial & industrial	4,291	7,506	354		4,495
HELOC	976	984	—		1,395
Consumer	70	70	—		83
	156,858	165,287	3,388	(1)	185,106
Total:
Single-family residential	158,668	163,149	2,871		181,826
Construction	2,698	2,818	—		1,349
Construction - custom	—	—	—		74
Land - acquisition & development	921	971	—		611
Land - consumer lot loans	5,227	5,626	9		6,709
Multi-family	448	448	4		541
Commercial real estate	15,679	21,768	150		21,603
Commercial & industrial	14,428	17,652	354		13,703
HELOC	1,386	2,154	—		1,845
Consumer	90	126	—		137
	$199,545	$214,712	$3,388	(1)	$228,398
____________________

(1)	Includes $517,000 of specific reserves and $2,871,000 included in the general reserves.

September 30, 2017	Recorded Investment	Unpaid Principal Balance	Related Allowance		Average Recorded Investment
	(In thousands)
Impaired loans with no related allowance recorded:
Single-family residential	$21,325	$23,880	$—		$19,371
Construction - custom	148	165	—		231
Land - acquisition & development	330	8,208	—		176
Land - consumer lot loans	208	330	—		431
Multi-family	139	3,231	—		748
Commercial real estate	12,890	22,487	—		11,466
Commercial & industrial	8,279	14,321	—		7,425
HELOC	490	1,212	—		487
Consumer	88	1,433	—		57
	43,897	75,267	—		40,392
Impaired loans with an allowance recorded:
Single-family residential	181,941	186,167	4,030		204,723
Land - acquisition & development	90	90	1		576
Land - consumer lot loans	7,949	8,526	—		8,976
Multi-family	493	493	5		1,024
Commercial real estate	15,079	16,707	120		16,991
Commercial & industrial	—	—	—		297
HELOC	1,728	1,806	—		1,451
Consumer	97	284	—		100
	207,377	214,073	4,156	(1)	234,138
Total:
Single-family residential	203,266	210,047	4,030		224,094
Construction - custom	148	165	—		231
Land - acquisition & development	420	8,298	1		752
Land - consumer lot loans	8,157	8,856	—		9,407
Multi-family	632	3,724	5		1,772
Commercial real estate	27,969	39,194	120		28,457
Commercial & industrial	8,279	14,321	—		7,722
HELOC	2,218	3,018	—		1,938
Consumer	185	1,717	—		157
	$251,274	$289,340	$4,156	(1)	$274,530

____________________

(1)	Includes $126,000 of specific reserves and $4,030,000 included in the general reserves.